Basis of Presentation (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions for employee benefits	€ 1,341	€ 978
Equity	€ 69,224	€ 67,951	€ 94,528	€ 119,097